Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2019
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU, as amended, provides comprehensive guidance in respect of revenue recognition, in convergence with International Financial Reporting Standards (“IFRS”), to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2017 under a modified retrospective approach or retrospectively to all periods presented. The MHFG Group adopted ASU No.2014-09 using the modified retrospective approach on April 1, 2018. At adoption, the Group’s presentation of certain costs related to securities underwriting changed from a net basis to a gross basis. However, the adoption of ASU No.2014-09 and subsequent amendments did not have a material impact on the Group’s consolidated results of operations or financial condition. See Note 26 “Noninterest income” for further information.

In November 2014, the FASB issued ASU No.2014-16, “Derivatives and Hedging (Topic 815)—Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU No.2014-16”). The ASU clarifies that an entity that issues or invests in a hybrid financial instrument should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for bifurcation. The ASU also clarifies that an entity should assess the substance of the relevant terms and features in evaluating the nature of a host contract when considering how to weight those terms and features. Specifically, the assessment of the substance of the relevant terms and features should incorporate a consideration of (1) the characteristics of the terms and features themselves, (2) the circumstances under which the hybrid financial instrument was issued or acquired, and (3) the potential outcomes of the hybrid financial instrument, as well as the likelihood of those potential outcomes. The ASU is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015. The MHFG Group adopted ASU No.2014-16 on April 1, 2016. The adoption of ASU No.2014-16 did not have a material impact on the Group’s consolidated results of operations or financial condition.

In February 2015, the FASB issued ASU No.2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis” (“ASU No.2015-02”). The ASU amends the current accounting for consolidation of certain legal entities. Specifically the amendments: (1) modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, (2) eliminate the presumption that a general partner should consolidate a limited partnership, (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The ASU is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015, and may be applied retrospectively or applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. The MHFG Group adopted ASU No.2015-02 using a modified retrospective approach on April 1, 2016. The adoption of the ASU resulted in a decrease to the beginning balance of Retained earnings of ¥329 million and an increase to the beginning balance of AOCI of ¥330 million, respectively. See Note 25 “Variable interest entities and securitizations” for further information.

In April 2015, the FASB issued ASU No.2015-03, “Interest—Imputation of Interest (Subtopic 835-30)—Simplifying the Presentation of Debt Issuance Costs” (“ASU No.2015-03”). The ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, and should be applied retrospectively. The MHFG Group adopted ASU No.2015-03 on April 1, 2016. The adoption of ASU No.2015-03 did not have a material impact on the Group’s consolidated results of operations or financial condition.

In May 2015, the FASB issued ASU No.2015-07, “Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2015-07”). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. The MHFG Group adopted ASU No.2015-07 on April 1, 2016. The adoption of ASU No.2015-07 did not have a material impact on the Group’s consolidated results of operations or financial condition.

In January 2016, the FASB issued ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”). The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Before the adoption of ASU No.2016-01, marketable equity securities were reported as Trading account assets and Available-for-salesecurities whereas other equity interests, which primarily consisted of non-marketable equity securities, were reported as Other investments. After the adoption of ASU No.2016-01, all of these securities are reported as Equity securities. In connection with the adoption of ASU No.2016-01, Investments gains (losses)—net of Equity securities and Debt securities are presented separately in the Group’s consolidated results of operations. The amounts for the prior periods have been reclassified in order to conform to the current year’s presentation. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The MHFG Group adopted the ASU on April 1, 2018 and increased Retained earnings by ¥1,545 billion, net of tax, including any stranded tax amounts from prior periods, on the date of adoption. The majority of this amount related to marketable equity securities which increased Retained earnings of ¥1,530 billion, net of tax, including any stranded tax amounts from prior periods, as cumulative-effect adjustment out of AOCI into Retained earnings. For additional information, see Note 4 “Investments”, Note 17 “Accumulated other comprehensive income”, Note 23 “Derivative financial instruments” and Note 28 “Fair value”. The impact of the adoption resulted in a cumulative-effect adjustment out of Retained earnings to AOCI related to the instrument-specific credit risk for liabilities for which the fair value option was elected, which increased Retained earnings of ¥10 billion, net of tax, on April 1, 2018. For additional information, see Note 17 “Accumulated other comprehensive income”, Note 20 “Income taxes” and Note 28 “Fair value”. The remaining ¥5 billion, net of tax, on April 1, 2018, related to equity securities that qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), which were previously measured at cost.

In October 2016, the FASB issued ASU No.2016-16, “Income Taxes (Topic 740)—Intra-Entity Transfers of Assets Other Than Inventory” (“ASU No.2016-16”). The ASU requires recognition of current and deferred income taxes in an intra-entity transfer of an asset other than inventory when the transfer occurs although current U.S. GAAP has prohibited the recognition of income tax consequences of the transfer until the asset has been sold to an outside party. The ASU does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The MHFG Group adopted ASU No.2016-16 on April 1, 2018. The adoption of ASU No. 2016-16 did not have a material impact on the Group’s consolidated results of operations or financial condition.

In May 2017, the FASB issued ASU No.2017-09, “Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting” (“ASU No.2017-09”). The ASU provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following factors of the award are the same before and after the modification: (1) the fair value, (2) the vesting conditions and (3) the classification as an equity or a liability instrument. The current disclosure requirements in Topic 718 apply regardless of whether an entity is required to apply modification accounting under the ASU. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, and should be applied prospectively to an award modified on or after the adoption date. The MHFG Group adopted ASU No.2017-09 on April 1, 2018. The adoption of ASU No.2017-09 did not have a material impact on the Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective as of March 31, 2019

In February 2016, the FASB issued ASU No.2016-02, “Leases (Topic 842)” (“ASU No.2016-02”). The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and right-of-use assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. On April 1, 2019, the MHFG Group adopted ASU 2016-02 prospectively without adjustments to the comparative periods presented. The Group elected the practical expedients to not reassess whether existing contracts contain leases, lease classification for any existing leases, or initial direct costs for existing leases. At adoption, the Group recognized right-of-use assets and lease liabilities of approximately ¥0.6 trillion. The adoption of the ASU did not have material impact to the Group’s consolidated shareholders’ equity.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU No.2016-13”). The ASU replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. In April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses “(“ASU No.2019-04”). The ASU clarify the scope of the credit losses standard and address issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In May 2019, the FASB issued ASU No.2019-05, “Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief” (“ASU No.2019-05”). The ASU provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. The ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group expects to adopt ASU No.2016-13, 2019-04, and 2019-05 on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU No.2016-13,2019-04, and 2019-05 will have on its consolidated results of operations and financial condition, as well as on its disclosures. The Group’s implementation efforts include identifying key interpretative issues and assessing existing credit forecasting models and processes against the ASU. The Group expects that the allowance related to the Group’s loans could increase especially in the retail portfolio segment. The extent of the potential change in the allowance is under evaluation, but will depend upon the nature and characteristics of the Group’s portfolio at the adoption date, and the macroeconomic conditions and forecasts at that date.

In January 2017, the FASB issued ASU No.2017-04, “Intangibles—Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment” (“ASU No.2017-04”). The ASU eliminates Step 2, under which an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities, from the goodwill impairment test. Instead, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The ASU is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early application is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MHFG Group expects to adopt ASU No.2017-04 on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU No.2017-04 will have on its consolidated results of operations and financial condition.

In August 2017, the FASB issued ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”). The ASU amends the current accounting for derivatives and hedging to enable entities to better portray the economic results of risk management activities in the financial statements. Specifically, the amendments: (1) eliminate the separate measurement and reporting of hedge ineffectiveness, (2) expand the ability to hedge nonfinancial and financial risk components, and (3) provide an alternative method for measuring the hedged item in fair value hedges of interest rate risk. The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application is permitted, including adoption in any interim period. The MHFG Group adopted ASU No.2017-12 on April 1, 2019. The Group does not expect that the adoption of ASU No.2017-12 will have a material impact on its consolidated results of operations or financial condition.

In February 2018, the FASB issued ASU No.2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)—Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (“ASU No.2018-02”). The ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. Early application is permitted, including adoption in any interim period, for reporting periods for which financial statements have not yet been issued. The MHFG Group adopted ASU No.2018-02 on April 1, 2019. The Group does not expect that the adoption of ASU No.2018-02 will have a material impact on its consolidated results of operations or financial condition.

In August 2018, the FASB issued ASU No.2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU No.2018-13”). The ASU modifies the disclosure requirements for fair value measurements in order to improve the effectiveness of the notes to financial statements: some disclosure requirements are removed or modified, and some requirements are added. The ASU mainly adds the disclosure requirements to report the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average or other quantitative information of significant unobservable inputs used to develop Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption, and other amendments should be applied retrospectively. Early application is permitted. The MHFG Group expects to adopt ASU No.2018-13 on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU No.2018-13 will have on the disclosures in its consolidated financial statements.

In August 2018, the FASB issued ASU No.2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20)—Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU No.2018-14”). The amendments in this update remove disclosures that no longer are considered cost beneficial, clarify the specific requirements of disclosures, and add disclosure requirements identified as relevant. Mainly, the ASU removes the disclosure requirement of the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year, and adds the disclosure requirement of the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates. The ASU is effective for fiscal years ending after December 15, 2020, and should be applied on a retrospective basis to all periods presented. Early application is permitted for all entities. The MHFG Group expects to adopt ASU No.2018-14 on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU No.2018-14 will have on its consolidated results of operations and financial condition.

In October 2018, the FASB issued ASU No.2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes” (“ASU No.2018-16”). The ASU permits use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the interest rates on direct Treasury obligations of the U.S. government (“UST”), the London Interbank Offered Rate (“LIBOR”) swap rate, the OIS rate based on the Federal Funds Effective Rate, and the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Rate. The amendments in ASU No.2018-16 are required to be adopted concurrently with the amendments in ASU No.2017-12, and should be applied on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption. Early application is permitted, including adoption in any interim period. The MHFG Group adopted ASU No.2018-16 on April 1, 2019. The Group does not expect that the adoption of ASU No.2018-16 will have a material impact on its consolidated results of operations or financial condition.

In October 2018, the FASB issued ASU No.2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU No.2018-17”). The ASU requires indirect interests held through related parties in common control arrangements to be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early application is permitted. The MHFG Group expects to adopt ASU No.2018-17 on April 1, 2020. The Group does not expect that the adoption of ASU No.2018-17 will have a material impact on its consolidated results of operations or financial condition.